Derivative Instruments - Schedule of Replacement Cost of Contracts with Customers (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	$ 25,431	$ 28,594
Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	8,959	9,223
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	12,983	17,196
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	1,894	846
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	1,585	1,322
Credit default swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	10	7
Replacement Cost of Contracts Before Master Netting Agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	25,431	28,594
Replacement Cost of Contracts Before Master Netting Agreements [member] | Financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	18,336	21,336
Replacement Cost of Contracts Before Master Netting Agreements [member] | Government [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	3,228	3,163
Replacement Cost of Contracts Before Master Netting Agreements [member] | Natural resources [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	462	96
Replacement Cost of Contracts Before Master Netting Agreements [member] | Energy [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	1,461	860
Replacement Cost of Contracts Before Master Netting Agreements [member] | Other [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	1,944	3,139
Replacement Cost of Contracts Before Master Netting Agreements [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	8,959	9,223
Replacement Cost of Contracts Before Master Netting Agreements [member] | Interest rate swap contract [member] | Financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	6,509	6,063
Replacement Cost of Contracts Before Master Netting Agreements [member] | Interest rate swap contract [member] | Government [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	1,694	1,895
Replacement Cost of Contracts Before Master Netting Agreements [member] | Interest rate swap contract [member] | Natural resources [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	3
Replacement Cost of Contracts Before Master Netting Agreements [member] | Interest rate swap contract [member] | Energy [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	93	155
Replacement Cost of Contracts Before Master Netting Agreements [member] | Interest rate swap contract [member] | Other [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	660	1,110
Replacement Cost of Contracts Before Master Netting Agreements [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	12,983	17,196
Replacement Cost of Contracts Before Master Netting Agreements [member] | Foreign exchange contracts [member] | Financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	10,238	13,898
Replacement Cost of Contracts Before Master Netting Agreements [member] | Foreign exchange contracts [member] | Government [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	1,478	1,202
Replacement Cost of Contracts Before Master Netting Agreements [member] | Foreign exchange contracts [member] | Natural resources [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	27	22
Replacement Cost of Contracts Before Master Netting Agreements [member] | Foreign exchange contracts [member] | Energy [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	641	479
Replacement Cost of Contracts Before Master Netting Agreements [member] | Foreign exchange contracts [member] | Other [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	599	1,595
Replacement Cost of Contracts Before Master Netting Agreements [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	1,894	846
Replacement Cost of Contracts Before Master Netting Agreements [member] | Commodity contract [member] | Financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	360	227
Replacement Cost of Contracts Before Master Netting Agreements [member] | Commodity contract [member] | Government [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	56	66
Replacement Cost of Contracts Before Master Netting Agreements [member] | Commodity contract [member] | Natural resources [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	432	74
Replacement Cost of Contracts Before Master Netting Agreements [member] | Commodity contract [member] | Energy [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	727	226
Replacement Cost of Contracts Before Master Netting Agreements [member] | Commodity contract [member] | Other [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	319	253
Replacement Cost of Contracts Before Master Netting Agreements [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	1,585	1,322
Replacement Cost of Contracts Before Master Netting Agreements [member] | Equity contract [member] | Financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	1,219	1,141
Replacement Cost of Contracts Before Master Netting Agreements [member] | Equity contract [member] | Other [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	366	181
Replacement Cost of Contracts Before Master Netting Agreements [member] | Credit default swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	10	7
Replacement Cost of Contracts Before Master Netting Agreements [member] | Credit default swaps [member] | Financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers (before the impact of master netting agreements)	$ 10	$ 7